Other income (expense)	12 Months Ended
Mar. 31, 2013
Other income (expense)

12. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Net realized gains (losses) on dispositions of investments in affiliates	¥95	¥423	¥(3)
Net realized gains (losses) on dispositions of marketable securities and other investments	453	1,009	792
Other-than-temporary impairment loss on marketable securities and other investments	(13,424)	(4,030)	(10,928)
Foreign exchange gains (losses), net	(1,575)	(1,034)	(913)
Rental revenue received	1,804	1,765	2,378
Dividends income	4,819	4,362	13,965
Penalties and compensation for damages	1,605	1,419	2,173
Bad debt losses	(3)	(5)	(2,454)
Other, net	452	(13)	(333)

Total	¥(5,774)	¥3,896	¥4,677